CERTIFICATION
                                  -------------


      Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Funds (1933 Act File No. 2-11357; 1940 Act File No. 811-582) ("Registrant") hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Neuberger Berman Fasciano Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 95 ("Amendment No. 95") to the Registrant's Registration Statement and (b) that Amendment No. 95 was filed electronically.






Dated: March 29, 2001                     By:   /s/ Claudia A. Brandon
                                                ---------------------------
                                                Claudia A. Brandon
                                                Secretary